SHARE CAPITAL, WARRANTS AND OPTIONS	12 Months Ended
Dec. 31, 2022
Share Capital Warrants And Options
SHARE CAPITAL, WARRANTS AND OPTIONS

11. SHARE CAPITAL, WARRANTS AND OPTIONS

The authorized capital of the Company comprises an unlimited number of common shares without par value and 100,000,000 Series 1 convertible preferred shares without par value.

Effective August 3, 2022, in connection with the closing of the RTO, the Company completed a share consolidation of the Company’s issued and outstanding common shares, exchanging one (1) post-consolidation common share without par value for every five (5) pre-consolidation common shares issued and outstanding.

All references to share capital, warrants, options and weighted average number of shares outstanding have been adjusted in these financial statements and retrospectively to reflect the Company’s RTO share exchange and 5-for-1 share consolidation as if it occurred at the beginning of the earliest period presented.

a) Common Shares Issued and Outstanding

On August 3, 2022, PNRC combined with NAN in a reverse takeover transaction whereby shareholders of PNRC exchanged their shares at a rate of 1.054 shares of NAN for each share of PNRC, after giving effect to a 5-to-1 share consolidation for each outstanding share of NAN (Note 4). The following table provides a continuity of share capital presented in these consolidation financial statements:

	PNRC common share			Company common share
	Number	Amount		Number	Amount
December 31, 2020	64,083,487		$1,468,174	-	-
Share capital issued through private placement (net of issue costs)	12,596,421		6,484,501	-	-
December 31, 2021	76,679,908		7,952,675	-	-
Share capital issued through private placement (net of issue costs)	8,936,167		20,852,872	-	-
Cancel PNRC shares held by NAN	(7,667,707)		-	-	(19,710,608)
Shares exchanged on the RTO	(77,948,368)		(28,805,547)	82,157,536	28,805,547
Share capital of the Company immediately post RTO				31,748,399	77,431,152
Shares issued for exercised warrants				1,236,408	2,890,913
Shares issued for exercised options				1,379,000	1,727,264
Balance as at December 31, 2022		$		116,521,343	$91,144,268

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

2022

In April 2022, the Company completed a non-brokered private placement of 8,936,167 shares at a price of US$2.00/Share for gross proceeds of $22,388,599 (US$17,731,238). In connection with the private placement, the Company has paid to eligible finders (“Finders”) (i) cash commission equal to 6% of the gross proceeds raised from subscribers introduced to the Company by such Finders, being an aggregate of $1,535,727, and (ii) a number of common share equal to 6% of the units attributable to the Finders under the private placement, being an aggregate of 70,548 shares with total value of $176,398 at the offer price of the private placement.

On August 3, 2022, the date of the RTO, a total of 82,157,536 common shares of NAN were issued in exchange for 77,948,368 shares of PNRC. These shares were added to the current NAN shares outstanding balance of 31,748,399 for total shares outstanding of 113,905,935 upon closing of the RTO.

Before the closing of the RTO, NAN owned 7,667,707 common shares of PNRC and a 15% warrant which entitled NAN to purchase common shares of PNRC, for up to 15% of the capital of PNRC at the time of such purchase, upon payment of US $10,000,000 prior to the fifth anniversary of the date of issue. Prior to the date that the Amalgamation became effective, the PNRC shares and the 15% warrant held by NAN were contributed to NAN Subco, as part of the securities contribution, resulting in such securities being cancelled by operation of the triangular amalgamation.

Prior to the RTO, the fair value of the 15% warrant and the shares held by NAN were $28,275,255 and $19,710,608, respectively. The fair value of the shares was calculated based on the last offer price of PNRC financing prior to the RTO, the fair value of the 15% warrant was calculated using the Black-Sholes Model with the the following assumptions: expected life of 2.57 years, expected dividend yield of 0%, a risk free rate of 3.14% and an expected volatility of 141.63%. As the securities were contributed by NAN and cancelled on completion of the RTO, the fair value was included as part of the consideration on the acquisition date.

Post RTO, during the period from August 3 to December 31, 2022, a total of 1,236,408 common shares of the Company were issued upon the exercise of warrants at prices between $0.45 and $1.75 per share for total cash proceeds of $569,399. As a result of these exercises, $2,880,376 was transferred from reserve to share capital.

Post RTO, during the period from August 3 to December 31, 2022, a total of 1,379,000 common shares of the Company were issued upon the exercise of options at prices between $0.39 and $1.60 per share for total cash proceeds of $723,076. As a result of these exercises, $1,004,188 was transferred from reserve to share capital.

As at December 31, 2022, the Company had 116,521,343 common shares issued and outstanding (December 31, 2021 – 80,820,623 on a post-RTO and post -consolidation basis).

2021

During the year 2021, the Company closed two non-broker private placement equity financings totalling 12,596,421 shares (pre-RTO, pre-share-consolidation basis) at a price of $0.40 and $0.95, respectively, and raised aggregate gross proceeds of $6,771,729. The Company incurred total share issuance costs of $287,228, including the fair value of $7,000 for 17,000 shares issued to the agent in conjunction with the first private placement.

As at December 31, 2021, the Company had 76,679,908 common shares issued and outstanding (pre-RTO, pre-share-consolidation basis).

b) Preferred shares issued and outstanding

As at December 31, 2022 and December 31, 2021 there are 118,186 series 1 preferred shares outstanding (on a post-RTO and post-consolidation basis).

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

The rights and restrictions of the preferred shares are as follows:

i)	dividends shall be paid at the discretion of the directors;
ii)	the holders of the preferred shares are not entitled to vote except at meetings of the holders of the preferred shares, where they are entitled to one vote for each preferred share held;
iii)	the shares are convertible at any time after six months from the date of issuance, upon the holder serving the Company with 10 days written notice; and
iv)	the number of the common shares to be received on conversion of each preferred share is to be determined by dividing the conversion value of the share, $1 per share, by $9.00.

c) Warrants

On February 26, 2021, PNRC issued NAN a non-transferable share purchase warrant (the “Warrant”), which entitled NAN to purchase common shares of PNRC for up to 15% of the then outstanding capital of PNRC, upon payment of US $10,000,000 prior to the fifth anniversary of the date of issue.

The Warrant was classified as a derivative financial liability that should be measured at fair value, with changes in value recorded in profit or loss. Prior to the RTO, on Jun 30, 2022, the Company reassessed the fair value of the warrant at $28,275,256 and recorded the amount as a long-term financial liability. The fair value of the warrant did not change up to the date of the RTO as the underline assumptions remained the same.

The fair value of the liability of the Warrant was estimated using the Black-Scholes Option Pricing Model with the following assumptions:

	December 31, 2022	December 31, 2021
Expected dividend yield	0%	0%
Latest private placement price	$2.49	$0.95
Expected share price volatility	141.63%	144.13%
Risk free interest rate	3.14%	1.02%
Remaining life of warrants	2.66 years	3.16 years

Volatility assumptions for the valuation of the Warrant were derived by reference to the volatility of NAN as the stock price of NAN was highly correlated to the advancement of the BCL assets acquisition following its investment in PNRC.

Prior to the date that the Amalgamation became effective, the PNR Shares and the Warrant held by NAN were contributed to NAN Subco, as part of the securities contribution, resulting in such securities being cancelled by operation of the triangular amalgamation. The fair value of the Warrant was written off upon the closing of the RTO. PNRC had no other issued and outstanding warrants prior to the RTO.

Warrant activity, after converting for the Exchange Ratio, for the year ended December 31, 2022 was as follows:

Premium Nickel Resources Ltd.	Number Outstanding (Post-consolidation basis)	Weighted Average Exercise Price ($)
December 31, 2021	-	-
Adjustment pursuant to the
RTO	2,228,340	1.11
Issued	119,229	2.04
Exercised	(1,236,408)	0.46
Cancelled / expired	(12,375)	-
Balance as at December 31, 2022	1,098,786	1.96

PNRC had no warrants as at December 31, 2021 except the Warrant granted to NAN that was subsequently cancelled upon the RTO.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

At December 31, 2022, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
683,905	April 16, 2023	1.75	0.18
295,652	August 3, 2024	2.40	0.43
119,229	November 25, 2023	2.04	0.10
1,098,786			0.71

d) Stock options

The Company adopted a Stock Option Plan (the “Plan”), providing the authority to grant options to directors, officers, employees and consultants enabling them to acquire up to 20% of the issued and outstanding common shares of the Company. Under the Plan, the exercise price of each option typically equals to the last closing price per share on the trading day immediately preceding the day on which the Company announces the grant of the option, less applicable discount, if any, permitted by the policies of the Exchanges and approved by the Board. The options can be granted for a maximum term of five years.

The outstanding options of each company prior to the completion of the RTO were as follows:

North American Nickel	Number Outstanding (post-consolidation basis)	Weighted Average Exercise Price ($)
December 31, 2021	3,010,919	1.35
Cancelled/expired	(15,125)	6.00
Balance as at August 3, 2022 prior to business combination with PNRC	2,995,794	1.33

Premium Nickel Resources Corp.	Number Outstanding	Weighted Average Exercise Price ($)
December 31, 2021	5,775,000	0.52
Granted	2,600,000	2.49
Balance as at August 3, 2022 prior to business combination with NAN	8,375,000	1.13

Subsequent to the RTO, the outstanding options of the Company were as follows:

Premium Nickel Resources Ltd.	Number Outstanding	Weighted Average Exercise Price ($)
Balance as at August 3, 2022 prior to business combination with PNRC	2,995,794	1.33
Issued pursuant to RTO in exchange for options of PNRC	8,827,250	1.16
Options exercised	(1,416,000)	0.46
Balance as at December 31, 2022	10,407,044	1.10

During the year ended December 31, 2022, prior to the RTO, PNRC granted an aggregate total of 2,600,000 stock options to employees, directors and consultants with a maximum term of five years. The options are exercisable at US$2.00 per share (C$2.49/share) with 1/3 vesting on the date of grant, 1/3 on the first anniversary and 1/3 on the second anniversary following the close of the US$20,000,000 private placement.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

Upon the closing of the RTO, all PNRC options were exchanged for options of the Company at a rate of 1.054 and vested in full immediately. Prior to the RTO, PNRC had granted but unvested options of 2,512,033 (Post RTO, Post-consolidation basis). These options were considered a replacement awarded under the former plan and modification accounting under IFRS 2 Share based payments was applied. When modification accounting is applied, the Company revalued those stock options using the Black-Scholes Option Pricing Model.

The fair value of all options, including those granted during the year ended December 31, 2022 as well as the ones granted but not vested during the year ended December 2021, amounted to $7,731,117 and was recorded as a share-based payment expense. The weighted average fair value of options granted is $1.41 per option.

The fair value of stock options granted and vested during the year ended December 31, 2022 was calculated using the following assumptions:

	December 31, 2022	December 31, 2021
Expected dividend yield	0%	0%
Latest private placement price	$0.40 - $2.53	$0.95
Expected share price volatility	125.83%-129.48%	125.18%-127.03%
Risk free interest rate	0.42% - 2.85%	0.42% - 1.11%
Expected life of options	4.16 - 5 years	5 years

Volatility assumptions for the valuation of options were derived by reference to the volatility of NAN as the stock price of NAN was highly correlated to the advancement of the BCL assets acquisition following its investment in PNRC.

Details of options outstanding as at December 31, 2022 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
900,000	900,000	February 24, 2025	0.80	0.19
240,000	240,000	August 19, 2025	0.45	0.06
3,689,000	3,689,000	January 26, 2026	0.39	1.09
597,000	597,000	February 25, 2026	1.60	0.15
1,343,850	1,343,850	September 29, 2026	0.91	0.48
998,794	998,794	October 25, 2026	2.00	0.37
2,740,400	2,740,400	January 20, 2027	2.62	1.07
10,407,044	10,407,044			3.41

e) DSU Plan

Effective December 2022, the Company approved a Deferred Share Unit Plan (“DSU Plan”) (“DSUs”) that enables the Company upon approval by the Directors to grant DSUs to eligible non-management directors. The DSUs credited to the account of a director may only be redeemed following the date upon which the holder ceases to be a director. Depending upon the country of residence of a director, the DSUs may be redeemed at any time prior to December 15 in the calendar year following the year in which the holder ceases to be a director and may be redeemed in as many as four installments. Upon redemption, the holder is entitled to a cash payment equal to the number of units redeemed multiplied by the 5-day-VWAP of the Company’s common shares on that date. The Company may elect, in its sole discretion, to settle the value of the DSUs redeemed in the Company’s common shares on a one-for-one basis, provided shareholder approval has been obtained on or prior to the relevant redemption date.

Formerly “North American Nickel Inc.

Notes to the Consolidated Financial statements
For the years ended December 31, 2022 and 2021

(Expressed in Canadian dollars)

During the year ended December 31, 2022, DSUs have been granted as follows:

2022
Number of DSUs outstanding at the beginning of the fiscal year	-
Number of DSUs during the year	200,000
Number of DSUs outstanding at the end of the year	200,000

During the year ended December 31, 2022, the DSU compensation amounted to $298,000 recorded as share based compensation, and a DSU liability of the same amount.

f) Reserve

The reserve records items recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. Amounts recorded for forfeited or expired unexercised options and warrants are transferred to deficit.

During the year ended December 31, 2022, the Company recorded $7,731,117 (December 31, 2021 - $1,261,891) of share-based payments to reserves and transferred $3,325,702 to share capital for exercised warrants and options (December 31, 2021 – Nil).